INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 5,086,678	$ 5,246,697
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	5,031,457
Vessels and equipment | Pledged as collateral
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 5,086,521	$ 5,246,518